UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.73%)
Australia (8.81%)
CFS Retail Property Trust	133,041	$244,108
Commonwealth Property Office Fund	127,884	113,918
Dexus Property Group	305,318	252,759
Mirvac Group	211,656	272,565
Stockland Trust Group	153,162	569,469
Westfield Group	96,682	1,147,687

		2,600,506

Belgium (0.38%)
Confinimmo	843	112,060

Brazil (0.52%)
BR Malls Participacoes SA	18,600	153,372

Canada (0.84%)
Boardwalk Real Estate Investment Trust	1,686	77,245
RioCan Real Estate Investment Trust	7,666	171,277

		248,522

France (6.25%)
Fonciere des Regions	2,046	218,345
ICADE	1,434	150,860
Klepierre	5,963	230,300
Unibail-Rodamco	5,600	1,243,479

		1,842,984

Hong Kong (16.15%)
China Overseas Land & Investment, Ltd.	244,000	516,086
China Resources Land, Ltd.	120,000	243,920
Hang Lung Properties, Ltd.	126,000	615,133
Henderson Land Development Co., Ltd.	64,000	455,482
Hongkong Land Holdings, Ltd.	73,000	453,330
Kerry Properties, Ltd.	43,500	236,462
The Link Real Estate Investment Trust	141,500	419,222
Sun Hung Kai Properties, Ltd.	73,000	1,260,047
The Wharf Holdings, Ltd.	88,000	565,643

		4,765,325

Japan (11.37%)
Japan Real Estate Investment Corp.	31	281,649
Japan Retail Fund Investment Corp.	96	135,025
Mitsubishi Estate Co., Ltd.	73,000	1,186,665
Mitsui Fudosan Co., Ltd.	53,000	893,273
Nippon Building Fund, Inc.	32	280,010
Sumitomo Realty & Development Co., Ltd.	28,000	578,166

		3,354,788

Netherlands (2.15%)
Corio N.V.	5,762	394,494
Eurocommercial Properties N.V.	2,295	106,527
Wereldhave N.V.	1,382	134,333

		635,354

Singapore (5.22%)
Ascendas Real Estate Investment Trust	95,066	158,281
CapitaLand, Ltd.	213,000	657,452
CapitaMall Trust	151,347	247,384
CapitaMalls Asia, Ltd.	54,725	89,866
City Developments, Ltd.	40,000	388,034

		1,541,017

Sweden (0.50%)
Castellum AB	11,174	148,836

Switzerland (0.55%)
PSP Swiss Property AG*	2,194	163,155

United Kingdom (6.11%)
British Land Co., Plc	56,124	411,247
Capital Shopping Centres Group Plc	29,326	169,921

Derwent London Plc	5,292	125,421
Great Portland Estates Plc	20,333	109,355
Hammerson Plc	45,865	284,977
Land Securities Group Plc	48,975	494,305
Segro Plc	48,093	206,893

		1,802,119

United States (40.88%)
Alexandria Real Estate Equities, Inc.	3,478	243,460
AMB Property Corp.	10,897	288,444
Apartment Investment and Management Co.	7,588	162,231
AvalonBay Communities, Inc.	5,334	554,363
Boston Properties, Inc.	8,959	744,672
BRE Properties, Inc.	4,039	167,619
Brookfield Properties Corp.	15,767	244,704
Camden Property Trust	4,270	204,832
Digital Realty Trust, Inc.	5,514	340,214
Douglas Emmett, Inc.	7,938	138,994
Duke Realty Corp.	16,042	185,927
Equity Residential	18,235	867,439
Essex Property Trust, Inc.	1,952	213,627
Federal Realty Investment Trust	3,954	322,884
HCP, Inc.	19,981	718,916
Health Care REIT, Inc.	8,465	400,733
Host Hotels & Resorts, Inc.	42,306	612,591
Kimco Realty Corp.	26,061	410,461
Liberty Property Trust	7,268	231,849
The Macerich Co.	8,334	357,945
ProLogis	30,610	360,586
Public Storage	8,756	849,682
Regency Centers Corp.	5,305	209,388
Simon Property Group, Inc.	12,022	1,114,920
SL Green Realty Corp.	5,019	317,853
UDR, Inc.	11,423	241,254
Ventas, Inc.	10,081	519,877
Vornado Realty Trust	10,200	872,406
Weingarten Realty Investors	7,611	166,072

		12,063,943

TOTAL COMMON STOCKS
(Cost $25,368,553)		29,431,981

TOTAL INVESTMENTS (99.73%)
(Cost $25,368,553)		29,431,981

NET OTHER ASSETS AND LIABILITIES (0.27%)		80,488

NET ASSETS (100.00%)		$29,512,469

*	Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

REIT - Real Estate Investment Trust

SA - Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.91%)
Consumer Discretionary (11.17%)
Consumer Discretionary Select Sector SPDR Fund	150,107	$5,015,075

Consumer Staples (11.07%)
Consumer Staples Select Sector SPDR Fund	178,385	4,971,590

Energy (11.38%)
Energy Select Sector SPDR Fund	91,178	5,111,439

Financials (10.75%)
Financial Select Sector SPDR Fund	336,611	4,830,368

Healthcare (11.14%)
Health Care Select Sector SPDR Fund	164,146	5,003,170

Industrials (11.15%)
Industrial Select Sector SPDR Fund	160,134	5,008,991

Materials (10.96%)
Materials Select Sector SPDR Fund	150,153	4,922,015

Technology (11.18%)
Technology Select Sector SPDR Fund	218,132	5,021,399

Utilities (11.11%)
Utilities Select Sector SPDR Fund	159,252	4,992,550

TOTAL EXCHANGE TRADED FUNDS (Cost $42,215,321)		44,876,597

TOTAL INVESTMENTS (99.91%) (Cost $42,215,321)		44,876,597

NET OTHER ASSETS AND LIABILITIES (0.09%)		40,046

NET ASSETS (100.00%)		$44,916,643

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

JEFFERIES	TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.18%)
Australia (2.19%)
Fortescue Metals Group, Ltd.*	17,531	$88,437
Incitec Pivot, Ltd.	145,157	504,568
Newcrest Mining, Ltd.	13,226	508,017
Nufarm, Ltd.	20,248	70,774
Woodside Petroleum, Ltd.	6,376	270,896

		1,442,692

Bermuda (1.37%)
Aquarius Platinum, Ltd.	12,471	67,982
Bunge, Ltd.	12,500	739,500
Sinofert Holdings, Ltd.*	160,000	92,127

		899,609

Brazil (3.31%)
Companhia Siderurgica Nacional SA, ADR	19,015	335,995
Gerdau SA, ADR	11,768	160,162
Petroleo Brasileiro SA, ADR	29,726	1,078,162
Vale SA, ADR	19,391	606,357

		2,180,676

Canada (17.74%)
Agnico-Eagle Mines, Ltd.	4,495	320,524
Agrium, Inc.	14,252	1,072,529
Barrick Gold Corp.	26,822	1,243,248
Cameco Corp.	4,937	137,640
Canadian Natural Resources, Ltd.	12,071	418,781
Eldorado Gold Corp.	14,602	270,732
EnCana Corp.	8,486	257,181
Goldcorp, Inc.	19,663	856,788
IAMGOLD Corp.	9,867	175,247
Inmet Mining Corp.	1,353	75,600
Ivanhoe Mines, Ltd.*	6,627	155,945
Kinross Gold Corp.	29,984	564,109
Osisko Mining Corp.*	9,015	128,742
Pan American Silver Corp.	2,814	83,198
Potash Corp. of Saskatchewan, Inc.	26,784	3,850,828
Silver Wheaton Corp.*	9,237	246,716
Suncor Energy, Inc.	18,048	589,373
Talisman Energy, Inc.	11,784	206,767
Teck Resources, Ltd., Class B	5,998	247,439
TransCanada Corp.	8,002	297,740
Viterra, Inc.*	28,205	246,898
Yamana Gold, Inc.	19,856	227,042

		11,673,067

Cayman Islands (0.30%)
Chaoda Modern Agriculture Holdings, Ltd.	242,000	200,441

Chile (1.75%)
Sociedad Quimica y Minera de Chile SA, ADR	23,892	1,152,550

China (1.33%)
Angang Steel Co., Ltd., Class H	12,000	19,260
China BlueChemical, Ltd., Class H	144,000	104,617
China Petroleum & Chemical Corp., Class H	194,000	171,929
China Shenhua Energy Co., Ltd., Class H	39,500	163,328
Jiangxi Copper Co., Ltd., Class H	17,000	43,052
PetroChina Co., Ltd., Class H	242,000	281,489
Zijin Mining Group Co., Ltd., Class H	108,000	91,818

		875,493

Denmark (0.58%)
Danisco A/S	4,273	381,609

France (1.94%)
Total SA	24,683	1,273,925

Germany (1.37%)
K+S AG	12,813	768,175

ThyssenKrupp AG	4,014	131,080

		899,255

Hong Kong (0.84%)
China Agri-Industries Holdings, Ltd.	141,000	199,789
CNOOC, Ltd.	183,000	354,534

		554,323

India (1.51%)
Reliance Industries, Ltd., GDR(a)	18,917	843,698
Sterlite Industries India, Ltd., ADR	10,056	150,639

		994,337

Israel (1.27%)
Israel Chemicals, Ltd.	37,970	536,750
The Israel Corp., Ltd.*	314	300,640

		837,390

Italy (0.95%)
Eni SpA	28,799	622,379

Japan (1.12%)
INPEX Corp.	23	108,200
JFE Holdings, Inc.	6,000	183,361
Nippon Steel Corp.	68,000	231,171
Sumitomo Metal Industries, Ltd.	43,000	108,606
Sumitomo Metal Mining Co., Ltd.	7,000	106,835

		738,173

Jersey (0.37%)
Randgold Resources, Ltd.	2,424	243,317

Luxembourg (1.01%)
ArcelorMittal	10,978	362,090
Evraz Group SA, GDR* (b)	1,523	45,462
Tenaris SA, ADR	6,762	259,796

		667,348

Malaysia (1.14%)
Genting Plantations BHD	19,700	49,266
IOI Corp. BHD	257,700	456,631
PPB Group BHD	44,200	246,271

		752,168

Mauritius (0.36%)
Golden Agri-Resources, Ltd.	554,000	240,073

Mexico (0.21%)
Grupo Mexico SAB de CV, Series B	47,000	136,223

Netherlands (1.88%)
CNH Global N.V.*	2,358	86,397
Nutreco Holding N.V.	2,733	200,173
Schlumberger, Ltd.	15,400	948,794

		1,235,364

Norway (1.12%)
Norsk Hydro ASA	9,400	56,982
Yara International ASA	15,022	682,329

		739,311

Peru (0.51%)
Companhia de Minas Buenaventura SA, ADR	7,400	334,332

Russia (2.62%)
Gazprom OAO, ADR	34,228	718,446
LUKOIL OAO, ADR	4,935	280,308
Mechel Steel Group, ADR	1,710	42,579
MMC Norilsk Nickel, ADR	10,162	173,262
Polyus Gold Co., ADR	3,729	95,835
Rosneft Oil Co., GDR* (b)	18,878	125,916
Uralkali, GDR(b)	13,085	287,216

		1,723,562

Singapore (2.02%)
Olam International, Ltd.	180,000	446,117
Wilmar International, Ltd.	194,000	886,410

		1,332,527

South Africa (2.35%)
Anglo Platinum, Ltd.*	1,390	131,739

AngloGold Ashanti, Ltd., ADR	9,766	451,580
Gold Fields, Ltd.	17,472	264,549
Harmony Gold Mining Co., Ltd.	5,808	64,956
Impala Platinum Holdings, Ltd.	15,114	390,078
Sasol, Ltd.	5,459	244,901

		1,547,803

South Korea (0.55%)
POSCO	800	362,026

Spain (0.39%)
Repsol YPF SA	9,903	255,453

Switzerland (3.95%)
Noble Corp.	2,900	97,991
Syngenta AG	8,578	2,144,171
Transocean, Ltd.*	3,600	231,444
Weatherford International, Ltd.*	7,200	123,120

		2,596,726

Taiwan (0.47%)
China Steel Corp.	117,960	121,957
Taiwan Fertilizer Co., Ltd.	59,000	184,319

		306,276

United Kingdom (10.19%)
Anglo American Plc	15,019	597,709
Antofagasta Plc	4,353	84,783
BG Group Plc	39,065	688,534
BHP Billiton Plc	26,817	855,730
BP Plc	219,951	1,482,750
Kazakhmys Plc	2,470	56,515
Lonmin Plc*	4,152	109,198
Petropavlosk Plc	3,977	69,563
Rio Tinto Plc	17,932	1,051,453
Royal Dutch Shell Plc, Class A	41,549	1,258,677
Xstrata Plc	23,706	454,995

		6,709,907

United States (33.47%)
AGCO Corp.*	8,238	321,364
Alcoa, Inc.	12,809	155,117
Allegheny Technologies, Inc.	1,112	51,652
Anadarko Petroleum Corp.	5,703	325,356
Apache Corp.	4,193	409,908
Archer-Daniels-Midland Co.	56,749	1,811,428
Baker Hughes, Inc.	4,963	211,424
Cameron International Corp.*	2,763	118,698
CF Industries Holdings, Inc.	6,131	585,511
Chesapeake Energy Corp.	7,478	169,377
Chevron Corp.	23,548	1,908,565
Cliffs Natural Resources, Inc.	1,683	107,577
Coeur d’Alene Mines Corp.*	2,397	47,748
ConocoPhillips	17,363	997,157
Consol Energy, Inc.	2,604	96,244
Corn Products International, Inc.	6,659	249,713
Deere & Co.	38,411	2,680,320
Devon Energy Corp.	4,724	305,832
Diamond Offshore Drilling, Inc.	797	54,013
EOG Resources, Inc.	2,917	271,193
Exxon Mobil Corp.	59,559	3,680,151
Freeport-McMoRan Copper & Gold, Inc.	5,870	501,239
Halliburton Co.	10,458	345,846
Hecla Mining Co.*	6,858	43,343
Hess Corp.	3,511	207,570
Intrepid Potash, Inc.*	4,400	114,708
Marathon Oil Corp.	8,184	270,890
Monsanto Co.	48,856	2,341,668
The Mosaic Co.	14,263	838,094
National Oilwell Varco, Inc.	4,835	215,012
Newmont Mining Corp.	13,023	817,975
Noble Energy, Inc.	1,988	149,279
Nucor Corp.	3,947	150,775
Occidental Petroleum Corp.	9,256	724,745
Peabody Energy Corp.	3,103	152,078
Royal Gold, Inc.	1,358	67,683
Southern Copper Corp.	2,131	74,841

Southwestern Energy Co.*	3,922	131,152
United States Steel Corp.	1,796	78,737
Valero Energy Corp.	6,526	114,270
The Williams Co., Inc.	6,745	128,897

		22,027,150

TOTAL COMMON STOCKS (Cost $64,217,916)		65,935,485

TOTAL INVESTMENTS (100.18%) (Cost $64,217,916)		65,935,485

NET LIABILITIES LESS OTHER ASSETS (-0.18%)		(119,331)

NET ASSETS (100.00%)		$65,816,154

*   Non-income producing security.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities restricted under Rule 144A was $843,698, representing 1.28% of the Fund’s net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $458,594, representing 0.70% of the Fund’s net assets.

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Società Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.75%)
Australia (3.86%)
Incitec Pivot, Ltd.	43,522	$151,283
Nufarm, Ltd.	6,100	21,322

		172,605

Bermuda (4.99%)
Bunge, Ltd.	3,300	195,228
Sinofert Holdings, Ltd.*	48,000	27,638

		222,866

Canada (14.05%)
Agrium, Inc.	2,921	219,819
Potash Corp. of Saskatchewan, Inc.	2,320	333,555
Viterra, Inc.*	8,497	74,380

		627,754

Cayman Islands (1.34%)
Chaoda Modern Agriculture Holdings, Ltd.	72,000	59,635

Chile (4.98%)
Sociedad Quimica y Minera de Chile SA, ADR	4,617	222,724

China (0.72%)
China BlueChemical, Ltd., Class H	44,000	31,966

Denmark (2.57%)
Danisco A/S	1,287	114,938

Germany (4.69%)
K+S AG	3,498	209,715

Hong Kong (1.33%)
China Agri-Industries Holdings, Ltd.	42,000	59,512

Israel (5.63%)
Israel Chemicals, Ltd.	11,438	161,690
The Israel Corp., Ltd.*	94	90,000

		251,690

Malaysia (5.04%)
Genting Plantations BHD	5,800	14,505
IOI Corp. BHD	77,300	136,971
PPB Group BHD	13,200	73,547

		225,023

Mauritius (1.61%)
Golden Agri-Resources, Ltd.	166,000	71,935

Netherlands (1.90%)
CNH Global N.V.*	672	24,622
Nutreco Holding N.V.	823	60,279

		84,901

Norway (4.17%)
Yara International ASA	4,100	186,230

Russia (1.94%)
Uralkali, GDR(a)	3,942	86,527

Singapore (7.23%)
Olam International, Ltd.	53,000	131,357
Wilmar International, Ltd.	42,000	191,903

		323,260

Switzerland (4.94%)
Syngenta AG	883	220,716

Taiwan (1.19%)
Taiwan Fertilizer Co., Ltd.	17,000	53,109

United States (27.57%)
AGCO Corp.*	2,481	96,784
Archer-Daniels-Midland Co.	6,756	215,651

CF Industries Holdings, Inc.	1,846	176,293
Corn Products International, Inc.	2,005	75,187
Deere & Co.	3,327	232,158
Intrepid Potash, Inc.*	1,325	34,543
Monsanto Co.	4,232	202,840
The Mosaic Co.	3,376	198,374

		1,231,830

TOTAL COMMON STOCKS (Cost $3,993,346)		4,456,936

TOTAL INVESTMENTS (99.75%) (Cost $3,993,346)		4,456,936

NET OTHER ASSETS AND LIABILITIES (0.25%)		11,309

NET ASSETS (100.00%)		$4,468,245

*	Non-income producing security.
(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $86,527, representing 1.94% of the Fund’s net assets.

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.59%)
Australia (1.59%)
Fortescue Metals Group, Ltd.*	12,813	$64,636

Brazil (12.55%)
Companhia Siderurgica Nacional SA, ADR	10,574	186,842
Gerdau SA, ADR	8,601	117,060
Vale SA, ADR	6,629	207,289

		511,191

Canada (6.72%)
Cameco Corp.	3,609	100,616
Teck Resources, Ltd., Class B	4,190	172,853

		273,469

China (1.14%)
Angang Steel Co., Ltd., Class H	10,000	16,050
Jiangxi Copper Co., Ltd., Class H	12,000	30,390

		46,440

Germany (2.35%)
ThyssenKrupp AG	2,933	95,779

India (2.71%)
Sterlite Industries India, Ltd., ADR	7,350	110,103

Japan (11.02%)
JFE Holdings, Inc.	4,400	134,465
Nippon Steel Corp.	47,000	159,780
Sumitomo Metal Industries, Ltd.	31,000	78,298
Sumitomo Metal Mining Co., Ltd.	5,000	76,310

		448,853

Luxembourg (5.33%)
ArcelorMittal	5,569	183,684
Evraz Group SA, GDR*(a)	1,113	33,223

		216,907

Mexico (2.44%)
Grupo Mexico SAB de CV, Series B	34,300	99,414

Norway (1.01%)
Norsk Hydro ASA	6,800	41,221

Russia (3.84%)
Mechel Steel Group, ADR	1,187	29,556
MMC Norilsk Nickel, ADR	7,428	126,648

		156,204

South Korea (4.51%)
POSCO	406	183,728

Taiwan (2.17%)
China Steel Corp.	85,508	88,405

United Kingdom (26.24%)
Anglo American Plc	4,764	189,592
Antofagasta Plc	3,182	61,976
BHP Billiton Plc	8,214	262,108
Kazakhmys Plc	1,806	41,322
Rio Tinto Plc	5,422	317,922
Xstrata Plc	10,198	195,733

		1,068,653

United States (15.97%)
Alcoa, Inc.	9,362	113,374
Allegheny Technologies, Inc.	813	37,764
Cliffs Natural Resources, Inc.	1,229	78,558
Freeport-McMoRan Copper & Gold, Inc.	2,322	198,275
Nucor Corp.	2,885	110,207
Southern Copper Corp.	1,557	54,682

United States Steel Corp.	1,313	57,562

		650,422

TOTAL COMMON STOCKS
(Cost $3,976,842)		4,055,425

TOTAL INVESTMENTS (99.59%)
(Cost $3,976,842)		4,055,425

NET OTHER ASSETS AND LIABILITIES (0.41%)		16,747

NET ASSETS (100.00%)		$4,072,172

*	Non-income producing security.
(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $33,223, representing 0.82% of the Fund’s net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depository Receipt.

Ltd. - Limited.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES	TR/J CRB WILDCATTERS EXPLORATION & PRODUCTION EQUITY ETF	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.79%)
Canada (34.73%)
Advantage Oil & Gas, Ltd.*	25,525	$161,732
Angle Energy, Inc.*	9,584	70,629
Bankers Petroleum, Ltd.*	36,119	286,248
Birchcliff Energy, Ltd.*	13,961	119,217
Celtic Exploration, Ltd.*	11,334	142,745
Chinook Energy, Inc.*	33,893	79,954
Corridor Resources, Inc.*	12,888	67,213
Crew Energy, Inc.*	11,974	212,552
Daylight Energy, Ltd.	31,088	298,501
Delphi Energy Corp.*	17,157	40,474
Fairborne Energy, Ltd.*	15,282	63,163
Galleon Energy, Inc., Class A*	10,442	35,830
Legacy Oil + Gas, Inc.*	16,313	179,374
NuVista Energy, Ltd.	12,701	129,133
OPTI Canada, Inc.*	44,559	36,052
Paramount Resources, Ltd., Class A*	3,614	71,727
Progress Energy Resources Corp.	31,304	356,112
Questerre Energy Corp.*	32,398	80,533
TransGlobe Energy Corp.*	7,402	70,423
UTS Energy Corp.*	74,470	261,336

		2,762,948

United States (65.06%)
American Oil & Gas, Inc.*	7,891	63,917
ATP Oil & Gas Corp.*	7,279	99,358
Berry Petroleum Co., Class A	7,091	224,997
Bill Barrett Corp.*	7,342	264,312
BPZ Resources, Inc.*	14,217	54,451
Brigham Exploration Co.*	18,574	348,263
CAMAC Energy, Inc.*	7,127	22,735
Carrizo Oil & Gas, Inc.*	5,174	123,866
Clayton Williams Energy, Inc.*	966	48,870
Comstock Resources, Inc.*	7,311	164,424
Contango Oil & Gas Co.*	2,135	107,092
Delta Petroleum Corp.*	29,890	23,511
Energy Partners, Ltd.*	5,836	70,090
Energy XXI (Bermuda), Ltd.*	7,874	181,968
GeoResources, Inc.*	2,042	32,468
Goodrich Petroleum Corp.*	4,480	65,274
Gran Tierra Energy, Inc.*	31,454	243,452
Gulfport Energy Corp.*	4,651	64,370
Harvest Natural Resources, Inc.*	5,253	54,736
Houston American Energy Corp.	2,950	29,500
Magnum Hunter Resources Corp.*	9,035	37,405
Mariner Energy, Inc.*	16,268	394,174
McMoRan Exploration Co.*	12,752	219,462
Northern Oil and Gas, Inc.*	6,812	115,395
Oilsands Quest, Inc.*	50,752	26,290
Penn Virginia Corp.	7,383	118,423
Petroleum Development Corp.*	3,040	83,904
Petroquest Energy, Inc.*	9,046	55,090
Quicksilver Resources, Inc.*	19,218	242,147
Rex Energy Corp.*	5,169	66,163
Rosetta Resources, Inc.*	8,373	196,682
SandRidge Energy, Inc.*	57,217	324,993
St. Mary Land & Exploration Co.	10,228	383,141
Stone Energy Corp.*	7,016	103,346
Swift Energy Co.*	6,016	168,929
Toreador Resources Corp.*	3,234	36,156
Vaalco Energy, Inc.*	8,922	51,212
Vanguard Natural Resources LLC	3,188	81,166
Venoco, Inc.*	4,063	79,757
W&T Offshore, Inc.	5,688	60,293
Warren Resources, Inc.*	11,232	44,591

		5,176,373

TOTAL COMMON STOCKS
(Cost $7,672,142)	7,939,321

TOTAL INVESTMENTS (99.79%)
(Cost $7,672,142)	7,939,321

NET OTHER ASSETS AND LIABILITIES (0.21%)	16,499

NET ASSETS (100.00%)	$7,955,820

*	Non-income producing security.

Common Abbreviations:

LLC - Limited Liability Company.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

ALERIAN MLP ETF	SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS SHARES (101.17%)
Gathering & Processing (21.58%)
Copano Energy LLC	181,809	$4,983,385
DCP Midstream Partners LP	74,901	2,509,184
MarkWest Energy Partners LP	206,771	7,427,214
Regency Energy Partners LP	311,663	7,629,510
Targa Resources Partners LP	183,545	5,098,880
Western Gas Partners LP	91,741	2,486,181
Williams Partners LP	157,537	6,679,569

		36,813,923

Natural Gas Pipelines (35.59%)
Boardwalk Pipeline Partners LP	188,729	6,162,002
Duncan Energy Partners LP	68,092	2,124,470
El Paso Pipeline Partners LP	183,150	5,873,621
Energy Transfer Partners LP	245,568	11,856,023
Enterprise Products Partners LP	417,135	16,547,745
ONEOK Partners LP	161,786	12,121,007
Spectra Energy Partners LP	61,384	2,123,886
TC Pipelines LP	84,101	3,914,902

		60,723,656

Other | Refining (0.53%)
Calumet Specialty Products Partners LP	45,394	895,170

Petroleum Transportation (43.47%)
Buckeye Partners LP	127,920	8,122,920
Enbridge Energy Partners LP	150,940	8,440,565
Genesis Energy LP	88,773	2,087,941
Holly Energy Partners LP	39,500	2,024,375
Kinder Morgan Energy Partners LP	232,658	15,937,073
Magellan Midstream Partners LP	234,477	12,063,841
NuStar Energy LP	133,690	8,252,684
Plains All American Pipeline LP	191,765	12,063,936
Sunoco Logistics Partners LP	65,648	5,163,215

		74,156,550

TOTAL MASTER LIMITED PARTNERSHIPS SHARES (Cost $167,439,357)		172,589,299

TOTAL INVESTMENTS (101.17%) (Cost $167,439,357)		172,589,299

NET LIABILITIES LESS OTHER ASSETS (-1.17%)		(1,988,255)

NET ASSETS (100.00%)		$170,601,044

Common Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnerships

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments

1. Portfolio Valuation

The Funds’ NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of observable inputs as compared to unobservable inputs for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on the market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted and unadjusted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets:

Cohen & Steers Global Realty Majors ETF

Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$29,431,981	$ —	$ —	$29,431,981

TOTAL	$29,431,981	$ —	$ —	$29,431,981

ALPS Equal Sector Weight ETF Assets:
Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Exchange Traded Funds	$44,876,597	$ —	$ —	$44,876,597

TOTAL	$44,876,597	$ —	$ —	$44,876,597

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$65,935,485	$ —	$ —	$65,935,485

TOTAL	$65,935,485	$ —	$ —	$65,935,485

Jefferies | TR/J CRB Global Agriculture Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$4,456,936	$ —	$ —	$4,456,936

TOTAL	$4,456,936	$ —	$ —	$4,456,936

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund

Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$4,055,425	$—	$—	$4,055,425

TOTAL	$4,055,425	$—	$—	$4,055,425

Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$7,939,321	$—	$—	$7,939,321

TOTAL	$7,939,321	$—	$—	$7,939,321

Alerian MLP ETF Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Master Limited Partnerships	$172,589,299	$—	$—	$172,589,299

TOTAL	$172,589,299	$—	$—	$172,589,299

*For detailed descriptions, see the accompanying Schedule of Investments

For the nine months ended September 30, 2010, the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable (Level 3) were used in determining fair value is not applicable.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of September 30, 2010, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF

Gross appreciation (excess of value over tax cost)	$3,170,520	$ 2,688,685
Gross depreciation (excess of tax cost over value)	(66,891)	(54,762)

Net unrealized appreciation	$3,103,629	$ 2,633,923
Cost of investments for income tax purposes	$26,328,352	$ 42,242,674

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund

Gross appreciation (excess of value over tax cost)	$5,513,568	$ 609,103
Gross depreciation (excess of tax cost over value)	(4,113,134)	(148,284)

Net unrealized appreciation	$1,400,434	$ 460,819
Cost of investments for income tax purposes	$64,535,051	$ 3,996,117

	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

Gross appreciation (excess of value over tax cost)	$ 197,243	$ 597,623
Gross depreciation (excess of tax cost over value)	(149,328)	(374,963)

Net unrealized appreciation	$ 47,915	$ 222,660
Cost of investments for income tax purposes	$ 4,007,510	$ 7,716,661

Alerian MLP ETF

Gross appreciation (excess of value over tax cost)	$ 5,184,194
Gross depreciation (excess of tax cost over value)	(34,252)

Net unrealized appreciation	$ 5,149,942
Cost of investments for income tax purposes	$ 167,439,357

4. Return of Capital Estimates

The Alerian MLP ETF (“Alerian MLP”) expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Alerian MLP’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

5. Master Limited Partnerships

Master Limited Partnerships (“MLPs”) are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NASDAQ Stock Market (“NASDAQ”).

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 24, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	November 24, 2010